Segments of operations	12 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
Segments of operations

3. Segments of operations

The Company’s chief operating decision maker is the Company’s Chief Executive Officer (the “CODM”), who makes resource allocation decisions and assesses performance based on financial information prepared on a consolidated basis, accompanied by disaggregated information about revenues, gross profit (loss) and operating loss by the two identified reportable segments.

The Company’s reportable segments consist of only one segment, which is the Gym Equipment segment. Operating loss for the segment includes revenues from third parties, cost of goods sold and operating expenses directly attributable to the segment.

The accounting policies of the segment is the same as those described in Note 2, “Summary of Significant Accounting Policies.”

	For the fiscal year ended June 30, 2025
	Gym Equipment	Total

Revenue	$5,200,138	$5,200,138
Cost of Goods Sold	3,157,996	3,157,996
Segment Gross Profit	2,042,142	2,042,142

Loss before taxes	$(349,227)	$(349,227)

Supplemental Segment Information:
Operating lease expense	303,869	303,869
Depreciation expense	9,467	9,467
Change in fair value of warrants	2,024,942	2,024,942
Loss on extinguishment of warrants	(285,346)	(285,346)
IPO related-expenses	600,000	600,000
Realized gain on investments	50,675	50,675
Interest income	215,586	215,586
Interest expense	114,006	114,006

Total Assets	$11,395,509	$11,395,509

	For the fiscal year ended June 30, 2024
	Gym Equipment	Total

Revenue	$4,466,775	$4,466,775
Cost of Goods Sold	2,881,060	2,881,060
Segment Gross Profit	1,585,715	1,585,715

Loss before taxes	$(9,521,488)	$(9,521,488)

Supplemental Segment Information:
Operating lease expense	284,169	284,169
Depreciation expense	10,385	10,385
IPO related-expenses	50,523	50,523
Unrealized loss on investments	354,781	354,781
Interest income	2,574	2,574
Interest expense	(1,242,140)	(1,242,140)

Total Assets	$11,478,290	$11,478,290

FITELL CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS